AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.9%):

Domestic Equity Funds (37.8%):
1,478,204	AZL Mid Cap Index Fund, Class 2	$29,460,604
5,314,902	AZL S&P 500 Index Fund, Class 2	101,727,230
1,386,625	AZL Small Cap Stock Index Fund, Class 2	15,474,733

		146,662,567

Fixed Income Funds (49.7%):
16,134,357	AZL Enhanced Bond Index Fund	192,966,909

International Equity Funds (12.4%):
3,090,662	AZL International Index Fund, Class 2	48,090,703

Total Affiliated Investment Companies (Cost $287,359,259)		387,720,179

Total Investment Securities (Cost $287,359,259) - 99.9%		387,720,179
Net other assets (liabilities) - 0.1%		201,455

Net Assets - 100.0%		$387,921,634

Percentages indicated are based on net assets as of September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (100.1%):

Domestic Equity Funds (48.6%):
24,726,750	AZL DFA U.S. Core Equity Fund	$336,036,535
8,933,424	AZL DFA U.S. Small Cap Fund	89,155,567

		425,192,102

Fixed Income Funds (39.4%):
34,948,436	AZL DFA Five-Year Global Fixed Income Fund	344,941,066

International Equity Funds (12.1%):
10,897,897	AZL DFA International Core Equity Fund	105,600,621

Total Affiliated Investment Companies (Cost $791,079,316)		875,733,789

Total Investment Securities (Cost $791,079,316) - 100.1%		875,733,789
Net other assets (liabilities) - (0.1)%		(415,405)

Net Assets - 100.0%		$875,318,384

Percentages indicated are based on net assets as of September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.0%):

Domestic Equity Funds (35.3%):
1,148,447	AZL Mid Cap Index Fund, Class 2	$22,888,551
3,732,140	AZL S&P 500 Index Fund, Class 2	71,433,164
1,091,840	AZL Small Cap Stock Index Fund, Class 2	12,184,931

		106,506,646

Fixed Income Funds (47.3%):
11,884,411	AZL Enhanced Bond Index Fund	142,137,554

International Equity Funds (12.4%):
2,404,109	AZL International Index Fund, Class 2	37,407,939

Total Affiliated Investment Companies (Cost $238,264,013)		286,052,139

Total Investment Securities (Cost $238,264,013) - 95.0%		286,052,139
Net other assets (liabilities) - 5.0%		15,105,572

Net Assets - 100.0%		$301,157,711

Percentages indicated are based on net assets as of September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	45	$7,542,000	$(62,263)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	53	7,395,156	18,566

				$(43,697)

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.0%):

Domestic Equity Funds (45.7%):
2,216,234	AZL DFA U.S. Core Equity Fund	$30,118,621
860,755	AZL DFA U.S. Small Cap Fund	8,590,336

		38,708,957

Fixed Income Funds (37.3%):
3,204,580	AZL DFA Five-Year Global Fixed Income Fund	31,629,206

International Equity Funds (12.0%):
1,047,067	AZL DFA International Core Equity Fund	10,146,075

Total Affiliated Investment Companies (Cost $72,319,950)		80,484,238

Total Investment Securities (Cost $72,319,950) - 95.0%		80,484,238
Net other assets (liabilities) - 5.0%		4,202,396

Net Assets - 100.0%		$84,686,634

Percentages indicated are based on net assets as of September 30, 2020.

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	15	$2,514,000	$(28,408)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	12	1,674,375	4,204

				$(24,204)

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.3%):

Balanced Funds (95.3%):
16,303,871	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$233,797,517

Total Affiliated Investment Companies (Cost $202,685,245)		233,797,517

Total Investment Securities (Cost $202,685,245) - 95.3%		233,797,517
Net other assets (liabilities) - 4.7%		11,402,407

Net Assets - 100.0%		$245,199,924

Percentages indicated are based on net assets as of September 30, 2020.

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	50	$(8,380,000)	$(178,815)
				$(178,815)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	49	$6,837,031	$17,219
				$17,219
Total Net Futures Contracts				$(161,596)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.1%):

Domestic Equity Funds (32.7%):
1,796,190	AZL DFA U.S. Core Equity Fund	$24,410,224
1,240,183	AZL DFA U.S. Small Cap Fund	12,377,029
1,183,207	AZL Gateway Fund	16,434,739
1,609,602	AZL Mid Cap Index Fund, Class 2	32,079,362
3,593,087	AZL Russell 1000 Growth Index Fund, Class 2	71,502,437
7,788,680	AZL Russell 1000 Value Index Fund, Class 2	89,881,363
1,107,695	AZL Small Cap Stock Index Fund, Class 2	12,361,877

		259,047,031

Fixed Income Funds (47.4%):
4,991,243	AZL Enhanced Bond Index Fund	59,695,270
7,140,278	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	79,614,095
7,033,043	AZL MetWest Total Return Bond Fund	79,543,713
3,704,283	PIMCO VIT Income Portfolio	39,339,481
3,751,942	PIMCO VIT Low Duration Portfolio	38,870,117
6,914,365	PIMCO VIT Total Return Portfolio	79,653,485

		376,716,161

International Equity Funds (15.0%):
2,883,764	AZL DFA International Core Equity Fund	27,943,675
4,305,027	AZL International Index Fund, Class 2	66,986,221
3,145,711	AZL MSCI Emerging Markets Equity Index Fund, Class 2	24,284,889

		119,214,785

Total Affiliated Investment Companies (Cost $676,234,647)		754,977,977

Total Investment Securities (Cost $676,234,647) - 95.1%		754,977,977
Net other assets (liabilities) - 4.9%		38,498,985

Net Assets - 100.0%		$793,476,962

Percentages indicated are based on net assets as of September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	117	$19,609,200	$(173,626)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	139	19,394,844	47,893

				$(125,733)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.0%):

Domestic Equity Funds (23.6%):
262,653	AZL DFA U.S. Core Equity Fund	$3,569,451
237,037	AZL DFA U.S. Small Cap Fund	2,365,629
257,896	AZL Gateway Fund	3,582,174
352,622	AZL Mid Cap Index Fund, Class 2	7,027,762
773,646	AZL Russell 1000 Growth Index Fund, Class 2	15,395,553
1,726,055	AZL Russell 1000 Value Index Fund, Class 2	19,918,678
313,970	AZL Small Cap Stock Index Fund, Class 2	3,503,906

		55,363,153

Fixed Income Funds (62.0%):
1,898,612	AZL Enhanced Bond Index Fund	22,707,396
2,717,242	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	30,297,251
2,678,838	AZL MetWest Total Return Bond Fund	30,297,660
1,326,755	PIMCO VIT Income Portfolio	14,090,133
1,570,874	PIMCO VIT Low Duration Portfolio	16,274,254
2,631,652	PIMCO VIT Total Return Portfolio	30,316,630

		143,983,324

International Equity Funds (9.4%):
599,065	AZL DFA International Core Equity Fund	5,804,938
814,059	AZL International Index Fund, Class 2	12,666,757
457,296	AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,530,326

		22,002,021

Total Affiliated Investment Companies (Cost $199,984,860)		221,348,498

Total Investment Securities (Cost $199,984,860) - 95.0%		221,348,498

Net other assets (liabilities) - 5.0%		11,690,314

Net Assets - 100.0%		$233,038,812

Percentages indicated are based on net assets as of September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	24	$4,022,400	$(27,251)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	54	7,534,688	18,588

				$(8,663)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.0%):

Domestic Equity Funds (38.0%):
3,399,711	AZL DFA U.S. Core Equity Fund	$46,202,075
3,650,259	AZL DFA U.S. Small Cap Fund	36,429,581
3,328,248	AZL Gateway Fund	46,229,365
4,448,351	AZL Mid Cap Index Fund, Class 2	88,655,640
9,531,644	AZL Russell 1000 Growth Index Fund, Class 2	189,679,707
20,321,570	AZL Russell 1000 Value Index Fund, Class 2	234,510,920
3,217,997	AZL Small Cap Stock Index Fund, Class 2	35,912,848

		677,620,136

Fixed Income Funds (37.8%):
9,197,946	AZL Enhanced Bond Index Fund	110,007,430
13,185,682	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	147,020,354
12,987,664	AZL MetWest Total Return Bond Fund	146,890,478
6,514,510	PIMCO VIT Income Portfolio	69,184,101
4,844,494	PIMCO VIT Low Duration Portfolio	50,188,961
12,769,793	PIMCO VIT Total Return Portfolio	147,108,014

		670,399,338

International Equity Funds (19.2%):
9,284,051	AZL DFA International Core Equity Fund	89,962,454
11,402,743	AZL International Index Fund, Class 2	177,426,673
9,421,976	AZL MSCI Emerging Markets Equity Index Fund, Class 2	72,737,658

		340,126,785

Total Affiliated Investment Companies (Cost $1,507,783,991)		1,688,146,259

Total Investment Securities (Cost $1,507,783,991) - 95.0%		1,688,146,259
Net other assets (liabilities) - 5.0%		88,119,495

Net Assets - 100.0%		$1,776,265,754

Percentages indicated are based on net assets as of September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	319	$53,464,400	$(474,073)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	253	35,301,406	86,874
				$(387,199)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stock (0.1%):

Paper & Forest Products (0.1%):
386,370	Quintis Pty, Ltd.(a)(b)	$450,989

Total Common Stock (Cost $253,669)		450,989

Preferred Stock (0.1%):
Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C(a)(b)	467,756

Total Preferred Stock (Cost $400,112)		467,756

Private Placements (0.3%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	29,066
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	728,745

		757,811

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I, 0.00%*(a)(b)	1,059,352

Total Private Placements (Cost $1,173,028)		1,817,163

Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Yankee Dollars (0.1%):
Paper & Forest Products (0.1%):
44,735	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(a)(b)	44,735
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 11/9/20 @ 94(a)(b)	730,672

		775,407

Total Yankee Dollars (Cost $775,407)		775,407

Affiliated Investment Companies (95.2%):
Fixed Income Funds (47.3%):
$27,115,480	AZL Enhanced Bond Index Fund	324,301,147

		324,301,147

International Equity Funds (47.9%):
$4,509,910	AZL MSCI Emerging Markets Equity Index Fund, Class 2	34,816,507
$23,040,720	AZL MSCI Global Equity Index Fund	292,847,555

		327,664,062

Total Affiliated Investment Companies (Cost $592,735,142)		651,965,209

Total Investment Securities (Cost $595,337,358) - 95.8%		655,476,524
Net other assets (liabilities) - 4.2%		28,612,950

Net Assets - 100.0%		$684,089,474

Percentages indicated are based on net assets as of September 30, 2020.

*	Non-income producing security.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2020, these securities represent 0.51% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2020. The total of all such securities represent 0.51% of the net assets of the fund.

(c)	Defaulted bond.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	86	$14,413,600	$(124,126)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	103	14,371,719	35,072

				$(89,054)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.1%):

Domestic Equity Funds (53.1%):
13,195,674	AZL Mid Cap Index Fund, Class 2	$262,989,778
45,624,364	AZL S&P 500 Index Fund, Class 2	873,250,324
11,781,935	AZL Small Cap Stock Index Fund, Class 2	131,486,398

		1,267,726,500

Fixed Income Funds (22.9%):
45,804,000	AZL Enhanced Bond Index Fund	547,815,843

International Equity Funds (19.1%):
29,291,295	AZL International Index Fund, Class 2	455,772,543

Total Affiliated Investment Companies (Cost $1,859,010,333)		2,271,314,886

Total Investment Securities (Cost $1,859,010,333) - 95.1%		2,271,314,886
Net other assets (liabilities) - 4.9%		117,619,921

Net Assets - 100.0%		$2,388,934,807

Percentages indicated are based on net assets as of September 30, 2020.

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	84	$(14,078,400)	$(47,057)
				$(47,057)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	213	$29,720,156	$72,643
				$72,643
Total Net Futures Contracts				$25,586

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.0%):

Domestic Equity Funds (42.3%):
2,296,811	AZL Mid Cap Index Fund, Class 2	$45,775,437
7,540,228	AZL S&P 500 Index Fund, Class 2	144,319,970
2,046,980	AZL Small Cap Stock Index Fund, Class 2	22,844,294

		212,939,701

Fixed Income Funds (37.7%):
15,874,726	AZL Enhanced Bond Index Fund	189,861,727

International Equity Funds (15.0%):
4,833,471	AZL International Index Fund, Class 2	75,208,813

Total Affiliated Investment Companies (Cost $411,453,563)		478,010,241

Total Investment Securities (Cost $411,453,563) - 95.0%		478,010,241
Net other assets (liabilities) - 5.0%		25,039,622

Net Assets - 100.0%		$503,049,863

Percentages indicated are based on net assets as of September 30, 2020.

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	90	$15,084,000	$(137,614)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	71	9,906,719	24,511
				$(113,103)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):

Domestic Equity Funds (78.4%):
18,852,239	AZL S&P 500 Index Fund, Class 2	$360,831,860
30,606,180	AZL T. Rowe Price Capital Appreciation Fund	635,078,235

		995,910,095

Fixed Income Funds (16.7%):
17,797,448	AZL Enhanced Bond Index Fund	212,857,484

Total Affiliated Investment Companies (Cost $947,927,281)		1,208,767,579

Total Investment Securities (Cost $947,927,281) - 95.1%		1,208,767,579
Net other assets (liabilities) - 4.9%		62,645,256

Net Assets - 100.0%		$1,271,412,835

Percentages indicated are based on net assets as of September 30, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2020 (Unaudited)

Futures Contracts

At September 30, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/18/20	50	$(8,380,000)	$(26,814)

				$(26,814)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/21/20	180	$25,115,625	$62,256

				$62,256

Total Net Futures Contracts				$35,442

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2020 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2020, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 9/30/2020	Shares as of 9/30/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$196,849,569	$23,943,897	$(40,021,123)	$2,353,472	$9,841,094	$192,966,909	16,134,357	$-	$-
AZL International Index Fund, Class 2	50,217,390	7,716,758	(7,224,574)	525,685	(3,144,556)	48,090,703	3,090,662	-	-
AZL Mid Cap Index Fund, Class 2	30,252,069	6,059,891	(5,188,420)	521,897	(2,184,833)	29,460,604	1,478,204	-	-
AZL S&P 500 Index Fund, Class 2	104,024,862	13,938,760	(22,484,249)	11,481,458	(5,233,601)	101,727,230	5,314,902	-	-
AZL Small Cap Stock Index Fund, Class 2	16,208,268	3,616,093	(2,344,197)	(546,780)	(1,458,651)	15,474,733	1,386,625	-	-

	$397,552,158	$55,275,399	$(77,262,563)	$14,335,732	$(2,180,547)	$387,720,179	27,404,750	$-	$-

AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$382,593,259	$40,374,017	$(80,082,044)	$(1,109,134)	$3,164,968	$344,941,066	34,948,436	$-	$-
AZL DFA International Core Equity Fund	121,559,005	13,188,306	(21,128,209)	(2,075,649)	(5,942,832)	105,600,621	10,897,897	-	-
AZL DFA U.S. Core Equity Fund	378,094,216	37,041,495	(84,056,730)	16,789,372	(11,831,818)	336,036,535	24,726,750	-	-
AZL DFA U.S. Small Cap Fund	101,886,226	15,016,329	(18,348,922)	(1,472,056)	(7,926,010)	89,155,567	8,933,424	-	-

	$984,132,706	$105,620,147	$(203,615,905)	$12,132,533	$(22,535,692)	$875,733,789	79,506,507	$-	$-

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$154,927,261	$8,086,050	$(30,201,782)	$1,120,177	$8,205,848	$142,137,554	11,884,411	$-	$-
AZL International Index Fund, Class 2	42,130,469	4,719,779	(6,617,429)	(413,780)	(2,411,100)	37,407,939	2,404,109	-	-
AZL Mid Cap Index Fund, Class 2	25,477,192	3,780,581	(4,570,626)	(655,441)	(1,143,155)	22,888,551	1,148,447	-	-
AZL S&P 500 Index Fund, Class 2	78,662,058	8,960,626	(19,447,122)	3,438,944	(181,342)	71,433,164	3,732,140	-	-
AZL Small Cap Stock Index Fund, Class 2	13,818,155	2,070,913	(1,883,570)	(453,176)	(1,367,391)	12,184,931	1,091,840	-	-

	$315,015,135	$27,617,949	$(62,720,529)	$3,036,724	$3,102,860	$286,052,139	20,260,947	$-	$-

AZL MVP DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$36,123,575	$1,756,649	$(6,435,558)	$(125,112)	$309,652	$31,629,206	3,204,580	$-	$-
AZL DFA International Core Equity Fund	11,692,720	1,518,408	(2,248,449)	(287,464)	(529,140)	10,146,075	1,047,067	-	-
AZL DFA U.S. Core Equity Fund	33,800,127	4,438,862	(8,492,109)	(163,056)	534,797	30,118,621	2,216,234	-	-
AZL DFA U.S. Small Cap Fund	9,717,203	1,643,710	(1,875,774)	(553,151)	(341,652)	8,590,336	860,755	-	-

	$91,333,625	$9,357,629	$(19,051,890)	$(1,128,783)	$(26,343)	$80,484,238	7,328,636	$-	$-

AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$252,177,078	$1,784,464	$(33,737,553)	$(627,980)	$14,201,508	$233,797,517	16,303,871	$-	$-

	$252,177,078	$1,784,464	$(33,737,553)	$(627,980)	$14,201,508	$233,797,517	16,303,871	$-	$-

AZL MVP Fusion Dynamic Balanced Fund
AZL DFA International Core Equity Fund	$32,503,268	$3,734,329	$(5,825,942)	$(115,673)	$(2,352,307)	$27,943,675	2,883,764	$-	$-
AZL DFA U.S. Core Equity Fund	27,746,863	2,223,502	(5,577,107)	996,985	(980,019)	24,410,224	1,796,190	-	-
AZL DFA U.S. Small Cap Fund	13,829,105	1,830,659	(1,921,787)	(75,276)	(1,285,672)	12,377,029	1,240,183	-	-
AZL Enhanced Bond Index Fund	69,240,091	2,869,391	(16,410,251)	778,492	3,217,547	59,695,270	4,991,243	-	-
AZL FIAM Total Bond Fund, Class 2	92,289,921	2,984,931	(20,264,989)	1,093,346	3,510,886	79,614,095	7,140,278	-	-
AZL Gateway Fund	18,476,933	2,047,071	(3,972,697)	11,253	(127,821)	16,434,739	1,183,207	-	-
AZL International Index Fund, Class 2	90,184,558	8,047,777	(23,387,867)	(1,361,503)	(6,496,744)	66,986,221	4,305,027	-	-
AZL MetWest Total Return Bond Fund	92,290,422	4,499,751	(22,933,672)	1,711,306	3,975,906	79,543,713	7,033,043	-	-
AZL Mid Cap Index Fund, Class 2	50,794,287	7,293,892	(20,381,768)	(7,150,670)	1,523,621	32,079,362	1,609,602	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,303,075	2,300,752	(14,539,848)	(1,207,780)	(1,571,310)	24,284,889	3,145,711	-	-
AZL Russell 1000 Growth Index Fund, Class 2	57,697,744	23,666,091	(25,718,278)	4,729,405	11,127,475	71,502,437	3,593,087	-	-
AZL Russell 1000 Value Index Fund, Class 2	85,557,963	28,671,491	(16,512,659)	(4,181,702)	(3,653,730)	89,881,363	7,788,680	-	-
AZL Small Cap Stock Index Fund, Class 2	23,050,878	3,260,554	(9,584,191)	(6,098,029)	1,732,665	12,361,877	1,107,695	-	-
PIMCO VIT Income Portfolio	46,342,785	1,646,534	(7,369,991)	145,076	(1,424,923)	39,339,481	3,704,283	1,525,532	121,003
PIMCO VIT Low Duration Portfolio	46,312,486	2,001,718	(10,024,058)	(44,051)	624,022	38,870,117	3,751,942	418,664	-
PIMCO VIT Total Return Portfolio	92,433,727	6,780,792	(23,158,566)	1,391,954	2,205,578	79,653,485	6,914,365	1,332,228	897,227

	$878,054,106	$103,859,235	$(227,583,671)	$(9,376,867)	$10,025,174	$754,977,977	62,188,300	$3,276,424	$1,018,230

AZL MVP Fusion Dynamic Conservative Fund
AZL DFA International Core Equity Fund	$6,291,065	$1,518,081	$(1,680,138)	$(116,598)	$(207,472)	$5,804,938	599,065	$-	$-
AZL DFA U.S. Core Equity Fund	3,789,126	682,887	(1,019,855)	85,670	31,623	3,569,451	262,653	-	-
AZL DFA U.S. Small Cap Fund	2,537,725	705,089	(694,234)	(115,638)	(67,313)	2,365,629	237,037	-	-
AZL Enhanced Bond Index Fund	24,194,111	190,385	(3,180,782)	141,737	1,361,945	22,707,396	1,898,612	-	-
AZL FIAM Total Bond Fund, Class 2	32,290,578	149,364	(3,987,543)	224,740	1,620,112	30,297,251	2,717,242	-	-
AZL Gateway Fund	3,738,001	129,069	(317,512)	7,822	24,794	3,582,174	257,896	-	-
AZL International Index Fund, Class 2	15,619,754	3,203,970	(5,048,515)	(389,750)	(718,702)	12,666,757	814,059	-	-
AZL MetWest Total Return Bond Fund	32,260,188	344,623	(4,457,424)	320,504	1,829,769	30,297,660	2,678,838	-	-
AZL Mid Cap Index Fund, Class 2	10,014,886	2,864,964	(4,981,709)	(1,533,600)	663,221	7,027,762	352,622	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	5,644,874	1,081,037	(2,880,597)	(214,856)	(100,132)	3,530,326	457,296	-	-
AZL Russell 1000 Growth Index Fund, Class 2	12,780,957	5,366,075	(6,437,245)	1,293,092	2,392,674	15,395,553	773,646	-	-
AZL Russell 1000 Value Index Fund, Class 2	17,803,080	8,008,566	(4,557,538)	(722,198)	(613,232)	19,918,678	1,726,055	-	-
AZL Small Cap Stock Index Fund, Class 2	5,032,735	1,523,240	(2,304,676)	(1,250,103)	502,710	3,503,906	313,970	-	-
PIMCO VIT Income Portfolio	14,990,316	638,416	(1,198,004)	3,761	(344,356)	14,090,133	1,326,755	549,956	44,876
PIMCO VIT Low Duration Portfolio	17,390,196	495,787	(1,862,432)	(4,924)	255,627	16,274,254	1,570,874	169,277	-
PIMCO VIT Total Return Portfolio	32,334,687	1,137,533	(4,547,234)	113,639	1,278,005	30,316,630	2,631,652	501,532	340,174

	$236,712,279	$28,039,086	$(49,155,438)	$(2,156,702)	$7,909,273	$221,348,498	18,618,272	$1,220,765	$385,050

AZL MVP Fusion Dynamic Moderate Fund
AZL DFA International Core Equity Fund	$103,959,527	$8,503,405	$(14,229,847)	$(1,511,902)	$(6,758,729)	$89,962,454	9,284,051	$-	$-
AZL DFA U.S. Core Equity Fund	52,895,531	3,102,296	(9,689,641)	1,641,797	(1,747,908)	46,202,075	3,399,711	-	-
AZL DFA U.S. Small Cap Fund	42,367,271	5,424,537	(6,939,181)	(1,000,369)	(3,422,677)	36,429,581	3,650,259	-	-
AZL Enhanced Bond Index Fund	123,582,972	7,149,966	(28,015,290)	1,427,275	5,862,507	110,007,430	9,197,946	-	-
AZL FIAM Total Bond Fund, Class 2	163,943,769	7,600,271	(32,837,007)	1,686,675	6,626,646	147,020,354	13,185,682	-	-
AZL Gateway Fund	51,329,735	5,919,206	(10,636,195)	(64,015)	(319,366)	46,229,365	3,328,248	-	-
AZL International Index Fund, Class 2	225,217,977	14,298,106	(43,053,681)	(3,387,386)	(15,648,343)	177,426,673	11,402,743	-	-
AZL MetWest Total Return Bond Fund	162,706,692	10,167,585	(36,257,115)	2,740,693	7,532,623	146,890,478	12,987,664	-	-
AZL Mid Cap Index Fund, Class 2	144,714,820	19,090,760	(59,101,650)	(20,304,080)	4,255,790	88,655,640	4,448,351	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	114,057,804	4,853,144	(38,347,050)	(3,155,252)	(4,670,988)	72,737,658	9,421,976	-	-
AZL Russell 1000 Growth Index Fund, Class 2	154,775,150	55,915,404	(61,563,879)	10,216,117	30,336,915	189,679,707	9,531,644	-	-
AZL Russell 1000 Value Index Fund, Class 2	226,347,328	66,363,545	(37,060,979)	(10,338,406)	(10,800,568)	234,510,920	20,321,570	-	-
AZL Small Cap Stock Index Fund, Class 2	62,786,012	8,389,012	(24,218,001)	(14,880,780)	3,836,605	35,912,848	3,217,997	-	-
PIMCO VIT Income Portfolio	81,312,237	3,958,599	(13,842,739)	283,306	(2,527,302)	69,184,101	6,514,510	2,676,228	212,821
PIMCO VIT Low Duration Portfolio	59,993,262	2,802,219	(13,359,633)	(52,146)	805,259	50,188,961	4,844,494	544,102	-
PIMCO VIT Total Return Portfolio	162,049,512	14,307,025	(35,698,062)	1,305,751	5,143,788	147,108,014	12,769,793	2,404,604	1,639,317

	$1,932,039,599	$237,845,080	$(464,849,950)	$(35,392,722)	$18,504,252	$1,688,146,259	137,506,639	$5,624,934	$1,852,138

AZL MVP Global Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$357,164,200	$10,448,733	$(64,745,103)	$3,365,574	$18,067,743	$324,301,147	27,115,480	$-	$-
AZL MSCI Global Equity Index Fund	325,303,945	37,547,235	(76,173,180)	17,097,236	(10,927,681)	292,847,555	23,040,720	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,560,951	2,662,179	(7,213,850)	146,474	(339,247)	34,816,507	4,509,910	-	-

	$722,029,096	$50,658,147	$(148,132,133)	$20,609,284	$6,800,815	$651,965,209	54,666,110	$-	$-

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$614,311,517	$39,652,747	$(142,421,465)	$5,832,188	$30,440,856	$547,815,843	45,804,000	$-	$-
AZL International Index Fund, Class 2	526,184,819	19,191,822	(48,120,940)	(9,926,321)	(31,556,837)	455,772,543	29,291,295	-	-
AZL Mid Cap Index Fund, Class 2	308,959,052	38,874,419	(61,394,404)	(15,583,591)	(7,865,698)	262,989,778	13,195,674	-	-
AZL S&P 500 Index Fund, Class 2	984,919,467	60,613,494	(202,756,320)	28,876,673	1,597,010	873,250,324	45,624,364	-	-
AZL Small Cap Stock Index Fund, Class 2	153,092,844	21,091,536	(21,762,291)	(9,117,907)	(11,817,784)	131,486,398	11,781,935	-	-

	$2,587,467,699	$179,424,018	$(476,455,420)	$81,042	$(19,202,453)	$2,271,314,886	145,697,268	$-	$-

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$196,620,710	$23,161,989	$(42,164,671)	$2,301,536	$9,942,163	$189,861,727	15,874,726	$-	$-
AZL International Index Fund, Class 2	81,893,343	10,157,737	(11,821,273)	192,706	(5,213,700)	75,208,813	4,833,471	-	-
AZL Mid Cap Index Fund, Class 2	49,829,456	8,771,111	(9,730,827)	(1,092,479)	(2,001,824)	45,775,437	2,296,811	-	-
AZL S&P 500 Index Fund, Class 2	154,346,918	20,870,831	(38,869,318)	7,485,642	485,897	144,319,970	7,540,228	-	-
AZL Small Cap Stock Index Fund, Class 2	25,075,328	5,015,839	(4,175,031)	(1,084,120)	(1,987,722)	22,844,294	2,046,980	-	-

	$507,765,755	$67,977,507	$(106,761,120)	$7,803,285	$1,224,814	$478,010,241	32,592,216	$-	$-

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$230,857,319	$12,445,109	$(43,926,191)	$2,058,622	$11,422,625	$212,857,484	17,797,448	$-	$-
AZL S&P 500 Index Fund, Class 2	363,698,015	19,313,954	(40,252,085)	2,487,971	15,584,005	360,831,860	18,852,239	-	-
AZL T. Rowe Price Capital Appreciation Fund	666,813,781	9,284,959	(68,452,523)	(527,186)	27,959,204	635,078,235	30,606,180	-	-

	$1,261,369,115	$41,044,022	$(152,630,799)	$4,019,407	$54,965,834	$1,208,767,579	67,255,867	$-	$-

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2020 are identified below.

AZL MVP Global Balanced Index Strategy Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Grand Rounds, Inc., Series C	3/31/15	$399,608	$143,925	$467,756	0.07%

Jawbone	1/24/17	–	23,389	–	–%†

Lookout, Inc.	3/4/15	63,364	5,547	29,066	–%†

Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	728,745	0.11%

Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	1,059,352	0.15%

Quintis Pty, Ltd.	10/25/18	316,328	386,370	450,989	0.07%

Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63	10/25/18	43,878	44,735	44,735	–%†

Quintis Pty, Ltd., 10/1/28, Callable 11/9/20 @ 94.00	10/25/18	753,320	730,672	730,672	0.11%

REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	300,000	400,000	–	–%†

(a)	Acquisition date represents the initial purchase date of the security.
†	Represents less than 0.05%.